Loss before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation of property, plant and equipment	¥ 0	¥ 2,903	¥ 2,952
Amortization of intangible asset	0	1	0
Amortization of right-of-use asset	250	0	0
Directors
Salaries and related costs	1,581	552	816
Social benefits contribution	41	0	24
Key management personnel (other than directors)
Salaries and related costs	360	1,317	1,212
Social benefits contribution	0	10	0
Other than directors and key management personnel
Salaries and related costs	1,404	605	689
Social benefits contribution	¥ 23	¥ 14	¥ 36